UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2015
Date of reporting period: August 31, 2014

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stock	Number of Shares	Market Value	Percentage of Assets
Communications
Local Media
Pearson ADS	300,000	$5,529,000	0.3%

Telecom Carriers
Chunghwa Telecom ADS	256,145	7,996,847	0.5%
Telus	168,000	6,132,000	0.4%
Verizon Communications	65,750	3,275,665	0.2%
		17,404,512	1.1%
		22,933,512	1.4%

Consumer Discretionary
Apparel, Footwear, Accessory Design
Nike	540,000	42,417,000	2.7%

Auto Parts
Johnson Controls	600,000	29,286,000	1.8%

Automotive Wholesale
Genuine Parts	400,000	35,096,000	2.2%

Home Improvement
Stanley Black & Decker	100,000	9,150,000	0.6%
		115,949,000	7.3%

Consumer Staples
Beverages
PepsiCo	340,000	31,446,600	2.0%

Packaged Food
General Mills	600,000	32,028,000	2.0%
JM Smucker	250,000	25,650,000	1.6%
Kellogg	465,000	30,211,050	1.9%
McCormick & Co	300,000	20,907,000	1.3%
		108,796,050	6.8%

Household Products Manufacturing
Colgate-Palmolive	600,000	38,838,000	2.4%
Kimberly-Clark	300,000	32,400,000	2.0%
Procter & Gamble	400,000	33,244,000	2.1%
Unilever ADS	325,000	14,319,500	0.9%
		118,801,500	7.4%
		259,044,150	16.2%

Energy
Exploration & Production
EnCana	100,000	2,303,000	0.1%

Integrated Oils
Cenovus	400,000	12,756,000	0.8%
ConocoPhillips	330,000	26,802,600	1.7%
Exxon Mobil	350,000	34,811,000	2.2%
Total ADS	375,000	24,735,000	1.5%
		99,104,600	6.2%

Refining & Marketing
Phillips 66	210,000	18,274,200	1.2%
		119,681,800	7.5%

Health Care
Health Care Supplies
Becton, Dickinson & Co.	150,000	17,575,500	1.1%

Large Pharmaceuticals
AbbVie	350,000	19,348,000	1.2%
AstraZeneca ADS	194,229	14,763,346	0.9%
Bristol-Myers Squibb	800,000	40,520,000	2.5%
Eli Lilly	620,000	39,407,200	2.5%
GlaxoSmithKline ADS	600,000	29,460,000	1.9%
Johnson & Johnson	331,500	34,386,495	2.2%
Novartis ADS	450,000	40,428,000	2.5%
Pfizer	1,200,000	35,268,000	2.2%
		253,581,041	15.9%

Life Science Equipment
Abbott Laboratories	350,000	14,784,000	0.9%
		285,940,541	17.9%

Industrials
Aerospace & Defense Parts
United Technologies	250,000	26,995,000	1.7%

Flow Control Equipment
Parker Hannifin	275,000	31,762,500	2.0%

Industrial Automation Controls
Emerson Electric	450,000	28,809,000	1.8%
Honeywell International	400,000	38,092,000	2.4%
		66,901,000	4.2%

Industrial Machinery Manufacturing
Illinois Tool Works	500,000	44,105,000	2.8%
Regal-Beloit	65,000	4,619,550	0.3%
		48,724,550	3.1%

Industrial Supply Distribution
W.W. Grainger	150,000	36,930,000	2.3%

Measurement Instruments
Rockwell Automation	325,000	37,898,250	2.4%

Post & Courier Services
United Parcel Service	300,000	29,199,000	1.8%

Rail Freight Transportation
Canadian National Railway	664,000	47,715,040	3.0%
		326,125,340	20.5%

Materials
Agricultural Chemicals
Potash Corp of Saskatchewan	250,000	8,790,000	0.6%

Base Metals
Freeport-McMoRan Copper & Gold	90,000	3,273,300	0.2%

Basic & Diversified Chemicals
Air Products & Chemicals	250,000	33,302,500	2.1%
Methanex	300,000	20,046,000	1.3%
Praxair	220,000	28,941,000	1.8%
		82,289,500	5.2%
Containers & Packaging Manufacturing
3M	260,000	37,440,000	2.3%

Roofing Materials Manufacturing
Carlisle	460,000	38,134,000	2.4%

Specialty Chemicals
BASF ADR	140,000	14,406,000	0.9%
E.I. du Pont de Nemours	500,000	33,055,000	2.1%
PPG Industries	200,000	41,172,000	2.6%
RPM International	180,000	8,483,400	0.5%
		97,116,400	6.1%
Steel Producers
Tenaris ADS	110,000	4,873,000	0.3%
		271,916,200	17.1%

Technology
Information Services
Dun & Bradstreet	41,350	4,853,663	0.3%

Infrastructure Software
Microsoft	1,000,000	45,430,000	2.8%

Semiconductor Capital Equipment
Taiwan Semiconductor ADS	1,500,000	31,410,000	2.0%

Semiconductor Devices
Intel	1,000,000	34,920,000	2.2%
Microchip Technology	600,000	29,298,000	1.8%
		64,218,000	4.0%
		145,911,663	9.1%

Utilities
Utility Networks
National Fuel Gas	170,000	12,994,800	0.8%
		12,994,800	0.8%

Total investments	(Cost = $856,345,672)	1,560,497,006	97.8%
Other assets (net of liabilities)		35,474,308	2.2%
Total net assets		$1,595,971,314	100.0%

ADS: American Depositary Share
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks	Number of Shares	Market Value	Percentage of Assets
Communications
Internet Media
Google A1	85,000	$49,500,600	2.5%
Google C1	10,000	5,716,000	0.3%
		55,216,600	2.8%

Telecom Carriers
Akamai Technologies[1]	1,000,000	60,420,000	3.0%
		115,636,600	5.8%

Consumer Discretionary
Auto Parts
Gentex	700,000	20,685,000	1.0%

Automotive Wholesale
Genuine Parts	100,000	8,774,000	0.4%

General Merchant Wholesalers
Fastenal	800,000	36,224,000	1.8%

Home Products Stores
Lowe's	790,000	41,482,900	2.1%

Other Specialty Retail - Discretionary
PetSmart	605,000	43,299,850	2.2%

Specialty Apparel Stores
TJX Companies	900,000	53,649,000	2.7%
		204,114,750	10.2%

Consumer Staples
Beverages
PepsiCo	600,000	55,494,000	2.8%

Household Products Manufacturing
Church & Dwight	800,000	54,592,000	2.7%
Clorox	353,000	31,275,800	1.6%
Estee Lauder	640,000	49,171,200	2.4%
		135,039,000	6.7%
		190,533,000	9.5%

Energy
Integrated Oils
Cenovus	50,000	1,594,500	0.1%
		1,594,500	0.1%

Health Care
Biotech
Amgen	543,000	75,683,340	3.8%
Celgene[1]	200,000	19,004,000	0.9%
		94,687,340	4.7%

Health Care Facilities
VCA Antech[1]	620,000	25,265,000	1.3%

Health Care Supply Chain
Express Scripts[1]	650,000	48,054,500	2.4%

Large Pharmaceuticals
Eli Lilly	650,000	41,314,000	2.1%
Johnson & Johnson	546,000	56,636,580	2.8%
Novartis ADS	585,000	52,556,400	2.6%
Novo Nordisk ADS	1,100,000	50,556,000	2.5%
		201,062,980	10.0%

Managed Care
Humana	250,000	32,185,000	1.6%

Medical Equipment
Dentsply International	550,000	26,237,750	1.3%

Orthopedic Devices
Stryker	300,000	24,993,000	1.2%
		452,485,570	22.5%

Industrials
Building Sub-Contractors
EMCOR	700,000	30,240,000	1.5%

Flow Control Equipment
Crane	300,000	20,877,000	1.0%

Industrial Machinery Manufacturing
Regal-Beloit	245,000	17,412,150	0.8%

Measurement Instruments
Agilent Technologies	900,000	51,444,000	2.6%
Trimble Navigation[1]	1,700,000	56,542,000	2.8%
		107,986,000	5.4%

Metalworking Machinery Manufacturing
Lincoln Electric	500,000	35,550,000	1.8%

Post & Courier Services
United Parcel Service	500,000	48,665,000	2.4%

Rail Freight Transportation
Norfolk Southern	500,000	53,500,000	2.7%
Union Pacific	552,654	58,177,887	2.9%
		111,677,887	5.6%
		372,408,037	18.5%

Materials
Agricultural Chemicals
Potash Corp of Saskatchewan	900,000	31,644,000	1.6%
		31,644,000	1.6%

Technology
Application Software
Adobe Systems[1]	1,181,740	84,967,106	4.2%
Intuit	764,000	63,549,520	3.2%
SAP ADS	416,379	32,448,415	1.6%
		180,965,041	9.0%

Communications Equipment
Apple	700,000	71,750,000	3.6%
Cisco Systems	2,000,000	49,980,000	2.5%
Harris	410,000	29,269,900	1.4%
		150,999,900	7.5%

Information Services
Gartner[1]	250,000	18,647,500	0.9%

Infrastructure Software
Oracle	650,000	26,994,500	1.4%

IT Services
Convergys	561,033	10,771,834	0.5%
Infosys ADS	400,000	23,800,000	1.2%
		34,571,834	1.7%

Semiconductor Capital Equipment
ASML	385,000	37,006,200	1.8%
Taiwan Semiconductor ADS	1,243,297	26,034,639	1.3%
		63,040,839	3.1%

Semiconductor Devices
Qualcomm	800,000	60,880,000	3.0%
SanDisk	370,000	36,245,200	1.8%
Xilinx	600,000	25,350,000	1.3%
		122,475,200	6.1%
		597,694,814	29.7%

Total Investments	(Cost = $940,185,930)	1,966,111,271	97.9%
Other assets (net of liabilities)		41,974,286	2.1%
Total net assets		$2,008,085,557	100.0%
[1]Non-Income producing security

ADS: American Depositary Share
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks	Number of Shares	Market Value	Country[1]	Percentage of Assets
Communications
Internet Media
Baidu ADS[2]	3,500	$750,820	China[3]	2.4%

Telecom Carriers
Advanced Info Service	15,000	98,217	Thailand	0.3%
Axiata Group	195,000	428,885	Malaysia	1.4%
Millicom International	2,500	224,840	Luxembourg	0.7%
MTN Group	28,000	635,209	South Africa	2.0%
Telefonica Brasil ADS	15,000	321,000	Brazil	1.0%
Telekomunikasi Indonesia ADS	15,000	690,900	Indonesia	2.2%
Telenor	28,000	645,353	Malaysia[3]	2.1%
Turkcell Iletisim Hizmetleri	20,000	295,200	Turkey	0.9%
		3,339,604		10.6%
		4,090,424		13.0%

Consumer Discretionary
Apparel, Footwear, Accessory Design
VF	12,000	769,440	United States	2.4%

Automobile OEM
Ford Otomotiv Sanayi	40,000	528,582	Turkey	1.7%

Department Stores
Robinson Department Store	175,000	312,331	Thailand	1.0%

E-Commerce Discretionary
MercadoLibre	7,000	804,650	Brazil[3]	2.6%
		2,415,003		7.7%

Consumer Staples
Agricultural Producers
IOI	300,000	454,743	Malaysia	1.5%

Household Products Manufacturing
Colgate-Palmolive	8,000	517,840	United States	1.6%
Kimberly Clark de Mexico	160,000	429,587	Mexico	1.4%
Unilever ADS	12,500	550,750	United Kingdom	1.8%
		1,498,177		4.8%

Packaged Food
Danone ADS	37,000	516,520	France	1.6%
Indofood CBP Sukses Makmur	520,000	466,644	Indonesia	1.5%
M. Dias Branco	14,400	643,288	Brazil	2.0%
Mead Johnson Nutrition	7,900	755,240	United States	2.4%
Tiger Brands	6,000	173,665	South Africa	0.6%
		2,555,357		8.1%

Pharmacies & Drug Stores
Clicks Group	98,000	638,811	South Africa	2.0%
		5,147,088		16.4%

Energy
Exploration & Production
CNOOC ADS	3,300	660,330	China	2.1%

Integrated Oils
China Petroleum & Chemical ADS	1,040	105,040	China	0.3%
Petroleo Brasileiro ADS	25,000	489,250	Brazil	1.5%
Sasol ADS	10,000	585,800	South Africa	1.9%
		1,180,090		3.7%
		1,840,420		5.8%

Financials
Islamic Banking
BIMB Holdings	280,000	382,970	Malaysia	1.2%

Real Estate Owners and Developers
IOI Properties Group	150,000	117,055	Malaysia	0.4%
SM Prime Holdings	1,220,000	452,988	Phillipines	1.4%
		570,043		1.8%
		953,013		3.0%

Health Care
Cardiovascular Devices
Mindray Medical International ADS	13,000	406,120	China[3]	1.3%

Generic Pharmaceuticals
Aspen Pharmacare	28,000	806,155	South Africa	2.6%
Richter Gedeon	20,000	321,792	Hungary	1.0%
		1,127,947		3.6%

Health Care Facilities
Bangkok Dusit Medical Services	1,250,000	763,337	Thailand	2.4%
IHH Healthcare	300,000	464,334	Malaysia	1.5%
KPJ Healthcare	444,666	540,170	Malaysia	1.7%
		1,767,841		5.6%

Specialty Pharmaceuticals
Genomma Lab Internacional[2]	220,000	590,850	Mexico	1.9%
Kalbe Farma	4,500,000	638,739	Indonesia	2.0%
		1,229,589		3.9%
		4,531,497		14.4%

Industrials
Agricultural Machinery
Turk Traktor	9,000	306,236	Turkey	1.0%

Infrastructure Construction
CCR	32,000	288,193	Brazil	0.9%
Jasa Marga	700,000	370,871	Indonesia	1.2%
		659,064		2.1%
		965,300		3.1%

Materials
Agricultural Chemicals
Quimica y Minera de Chile ADS	17,000	465,460	Chile	1.5%

Base Metals
Freeport-McMoRan	15,000	545,550	Indonesia[3]	1.7%

Cement & Aggregates
Semen Indonesia	440,000	610,433	Indonesia	1.9%

Precious Metal Mining
Alamos Gold	32,500	298,906	Mexico[3]	1.0%
Impala Platinum ADR	16,000	144,000	South Africa	0.5%
		442,906		1.5%

Raw Material Suppliers
Vale ADS	12,500	163,250	Brazil	0.5%

Steel Producers
Tenaris ADS	7,000	310,100	Argentina[3]	1.0%
		2,537,699		8.1%

Technology
Computer Hardware
Lenovo	400,000	610,803	China	1.9%

Computer Storage
Western Digital	9,000	927,090	Thailand[3]	3.0%
		1,537,893		4.9%

Utilities
Electric & Gas Marketing & Trading
PGE	60,000	409,357	Poland	1.3%

Power Generation
Aboitiz Power	450,000	387,159	Phillippines	1.2%

Utility Networks
Enersis ADS	10,000	169,100	Chile	0.5%
Hong Kong & China Gas ADS	220,000	488,840	China	1.6%
Manila Electric	80,000	465,009	Phillippines	1.5%
Petronas Gas	70,000	506,132	Malaysia	1.6%
		1,629,081		5.2%
		2,425,597		7.7%

Total Common Stocks		26,443,934		84.1%

Derivatives	Number of Shares	Market Value	Country[1]	Percentage of Assets
Financials
Islamic Banking
BIMB Holdings Warrants[2]	80,000	17,005	Malaysia	0.1%
		17,005		0.1%

Health Care
Health Care Facilities
KPJ Health Care Warrants[2]	29,332	6,188	Malaysia	0.0%[4]
		6,188		0.0%[4]

Total Derivatives		23,193		0.1%

Total Investments	(Cost = $22,810,692)	26,467,127		84.2%
Other assets (net of liabiliities)		4,968,737		15.8%
Total assets		$31,435,864		100.0%
[1]Country of domicile unless otherwise indicated
[2]Non-Income producing security
[3]Denotes a country or region of primary expsosure
[4]Amount is less than 0.05%

ADS: American Depositary Share
ADR: American Depositary Receipt

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 : Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 : Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 : Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2014 in valuing the Funds' investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total

Income Fund

Common Stocks	$1,560,497,006	$ –	$ –	$1,560,497,006
Total Assets	$1,560,497,006	$ –	$ –	$1,560,497,006

Growth Fund

Common Stocks	$1,966,111,271	$ –	$ –	$1,966,111,271
Total Assets	$1,966,111,271	$ –	$ –	$1,966,111,271

Developing World Fund

Common Stocks
Communications	$1,762,720	$2,327,704	$ –	$4,090,424
Consumer Discretionary	$1,574,090	$840,913	$ –	$2,415,003
Consumer Staples	$2,340,350	$2,806,738	$ –	$5,147,088
Energy	$1,840,420	$ –	$ –	$1,840,420
Financials	$ –	$953,013	$ –	$953,013
Health Care	$406,120	$4,125,377	$ –	$4,531,497
Industrials	$ –	$965,300	$ –	$965,300
Materials	$1,628,360	$909,339	$ –	$2,537,699
Technology	$927,090	$610,803	$ –	$1,537,893
Utilities	$657,940	$1,767,657	$ –	$2,425,597
Total Common Stocks	$11,137,090	$15,306,844	$ –	$26,443,934
Derivatives	$ –	$23,193	$ –	$23,193
Total Assets	$11,137,090	$15,330,037	$ –	$26,467,127

(1) During the period ended August 31, 2014, no Fund had transfers between Level 1 and Level 2.

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the fiscal period ended August 31, 2014, the Funds held positions in rights offerings as a result of actions taken by the board of directors of the underlying companies. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date. As a result of exercising certain rights offerings, the Funds received warrants. Holders of warrants have the right to purchase additional securities directly from the issuer at a set excercise price, prior to a stated expiration date.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of August 31, 2014, by risk category are as follows:

Developing World Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Rights offerings	$ –
Investments in securities, at value	Warrants	$23,193
Total		$23,193

Statement of Operations effects

Developing World Fund
Derivatives not designated as hedging instruments	Realized Gains	Unrealized Gains
Rights offerings	$ –	$ –
Warrants	$ –	$23,193
Total	$ –	$23,193

Federal Income Taxes: The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows:

	Income Fund	Growth Fund	Developing World Fund
Cost of investments	$856,345,672	$940,185,930	$22,810,692
Gross tax unrealized appreciation	704,786,478	1,028,629,490	5,307,719
Gross tax unrealized depreciation	(635,144)	(2,704,149)	(1,651,284)
Net tax unrealized appreciation	$704,151,334	$1,025,925,341	$3,656,435

Other:
For more information please see the Funds' most recent prospectus, summary prospectus, statement of additional information, and annual report on the Funds' website at www.amanafunds.com.

Investments in the Funds are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. Before investing in any Amana Mutual Fund, you should carefully consider the Fund's investment objectives, risks, fees and expenses. To obtain this and other important information about the Amana Funds in a prospectus or summary prospectus, visit www.amanafunds.com or call 888-732-6262. Please read the prospectus and summary prospectus carefully before investing.

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registant's disclosure controls and procedures were effective.

(b) The registant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occured during the registant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 21, 2014

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 21, 2014